[LOGO, GMG DEFENSIVE BETA FUND]

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                     A SERIES OF NORTHERN LIGHTS FUND TRUST

                                      MPDAX

      Supplement dated May 27, 2010, to Prospectus dated December 18, 2009
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EFFECTIVE IMMEDIATELY, THE FUND IS A NO-LOAD FUND, AND ALL CONTRARY INFORMATION
IN THE PROSPECTUS IS HEREBY AMENDED.

THE FOLLOWING REPLACES THE PARAGRAPH ENTITLED: `FEES AND EXPENSES OF THE FUND' UNDER "FUND SUMMARY":

FEES AND EXPENSES OF THE FUND: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

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THE FOLLOWING REPLACES THE "SHAREHOLDER FEES" PORTION OF THE TABLE UNDER "FUND
SUMMARY":

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a% of offering price)                             None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a% of the lower of original purchase price or redemption proceeds)     None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends and other Distributions                    None
--------------------------------------------------------------------------------
Redemption Fee                                                             2.00%
--------------------------------------------------------------------------------

THE EXPENSE EXAMPLE NUMBERS AFTER THE SHAREHOLDER FEES TABLE ARE REPLACED WITH THE FOLLOWING, AND THE REFERENCE TO ANY SALES CHARGE BEING REFLECTED IN THESE NUMBERS IS HEREBY REMOVED:

                               1 Year     3 Years
                                $217       $736

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THE SECTION ENTITLED: "HOW TO PURCHASE SHARES" IS HEREBY AMENDED TO DELETE ALL
TABLES AND LANGUAGE PRIOR TO THE SUB-HEADING "PURCHASING SHARES" AND REPLACE THAT LANGUAGE WITH THE FOLLOWING:

Shares are offered without a sales load at their public offering price or NAV.

                               ------------------

THE FOLLOWING TERMS ARE HEREBY DELETED THROUGHOUT THE PROSPECTUS:

"plus any applicable sales charges," "and any sales charges," "less any applicable deferred sales charges," "including any sales charges," and "including reallowance and/or payment of up to the entire sales charge."
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                         [LOGO, GMG DEFENSIVE BETA FUND]

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              (THE INFORMATION IN THE REMAINDER OF THIS SUPPLEMENT
                   WAS PREVIOUSLY POSTED ON FEBRUARY 22, 2010)

     This supplement is provided to (i) clarify and expand upon the Prospectus disclosures describing the Fund's principal investment strategies and (ii) to notify shareholders that, as of March 30, 2010, the Fund's adviser has ceased using the services of a sub-adviser to assist in the management of the Fund's Subsidiary.

EFFECTIVE IMMEDIATELY, on page 2 of the Prospectus, the second sentence of the second paragraph under the heading "Principal Investment Strategies" is modified as follows.

The Subsidiary will invest primarily (long and short) in commodity and financial futures, option and swap contracts, each directly or indirectly through exchange-traded funds and exchange-traded notes, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions..

AS OF MARCH 30, 2010, Barclays Capital Fund Solutions-Americas ("Barclays"), a division of Barclays Capital Inc., which is an indirect subsidiary of Barclays PLC, no longer serves as investment sub-adviser to the Fund's Subsidiary. The Fund's adviser, Montebello Partners, LLC, will continue to serve as manager and investment adviser for the Subsidiary. All references to Barclays are hereby deleted.

*    *    *    *    *    *

THIS SUPPLEMENT, AND THE PROSPECTUS DATED DECEMBER 18, 2009, EACH PROVIDE INFORMATION THAT YOU SHOULD KNOW BEFORE INVESTING IN THE FUND AND SHOULD BE RETAINED FOR FUTURE REFERENCE. ADDITIONAL INFORMATION IS INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION OF THE FUND DATED DECEMBER 18, 2009, WHICH HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND WHICH IS INCORPORATED HEREIN BY REFERENCE. THESE DOCUMENTS ARE AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY CALLING SHAREHOLDER SERVICES AT 1-877-464-3111. THE SUPPLEMENT AND PROSPECTUS ARE ALSO AVAILABLE WITHOUT CHARGE BY VISITING WWW.THEBETAFUND.COM.